Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 5,484,278	$ 4,825,591
Other comprehensive loss, net of tax:
Unrealized holding loss on available-for-sale securities arising during the period	(68,765)	(40,000)
Reclassification adjustment for gain realized in income	0	(17,502)
Unrealized loss during the year	(68,765)	(57,502)
Tax effect	23,380	19,551
Other comprehensive loss, net of tax	(45,385)	(37,951)
Total comprehensive income	$ 5,438,893	$ 4,787,640